Document and Entity Information	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Stratos Renewables Corp
Entity Central Index Key	0001321517
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false